INVESTMENT IN AN AFFILIATE (Tables) (New York Global Innovations, Inc. [Member])	12 Months Ended
Dec. 31, 2013
New York Global Innovations, Inc. [Member]
Investments in and Advances to Affiliates [Line Items]
Summary of Investments in Affiliates

Balance sheet data for NYGI is summarized below:

	December 31,
	2013	2012

Current assets	$672	$1,102
Non-current assets	31	54
Total assets	$703	$1,156

Current liabilities	$237	$312
Non-current liabilities	38	106
Stockholders' equity	428	738
Total liabilities and stockholders' equity	$703	$1,156

Statement of operations data for NYGI is summarized below:

	Year Ended December 31,
	2013	2012	2011

Revenue	$1,288	$1,061	$3,748
Gross profit	724	544	2,855
Net loss	$(298)	$(1,076)	$(489)